Offsets	Mar. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-261077
Initial Filing Date	Nov. 15, 2021
Fee Offset Claimed	$ 24,046.05
Explanation for Claimed Amount	On July 1, 2022, the Registrant initially filed a registration statement on Form F-3 (File No. 333-265985), which was declared on October 4, 2022 (the "Prior Registration Statement"), registering (a) securities with a maximum aggregate offering price of $300,000,000 and (b) 60,000,000 Common Shares (or 3,000,000 reflecting the one-for-20 share combination effective on April 7, 2025) offered for resale by a selling shareholder. Pursuant to Rule 415(a)(5) under the Securities Act, the Prior Registration Statement has expired. At the time of the expiration of the Prior Registration Statement, there remained unsold $262,600,000 of securities and 3,000,000 Common Shares (collectively, the "Unsold Securities") registered under the Prior Registration Statement, for which the Registrant paid an aggregate registration fee of $47,258.46 (calculated at the filing fee rate which was in effect at the time of the filing of the Prior Registration Statement). Pursuant to Rule 457(p), the Registrant is offsetting $47,258.46 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the Unsold Securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-3
File Number	333-265985
Initial Filing Date	Jul. 01, 2022
Fee Offset Claimed	$ 22,915.44
Explanation for Claimed Amount	On July 1, 2022, the Registrant initially filed a registration statement on Form F-3 (File No. 333-265985), which was declared on October 4, 2022 (the "Prior Registration Statement"), registering (a) securities with a maximum aggregate offering price of $300,000,000 and (b) 60,000,000 Common Shares (or 3,000,000 reflecting the one-for-20 share combination effective on April 7, 2025) offered for resale by a selling shareholder. Pursuant to Rule 415(a)(5) under the Securities Act, the Prior Registration Statement has expired. At the time of the expiration of the Prior Registration Statement, there remained unsold $262,600,000 of securities and 3,000,000 Common Shares (collectively, the "Unsold Securities") registered under the Prior Registration Statement, for which the Registrant paid an aggregate registration fee of $47,258.46 (calculated at the filing fee rate which was in effect at the time of the filing of the Prior Registration Statement). Pursuant to Rule 457(p), the Registrant is offsetting $47,258.46 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the Unsold Securities under the Prior Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Newegg Commerce, Inc.
Form or Filing Type	F-1
File Number	333-261077
Filing Date	Nov. 15, 2021
Fee Paid with Fee Offset Source	$ 24,046.05
Offset Note	On July 1, 2022, the Registrant initially filed a registration statement on Form F-3 (File No. 333-265985), which was declared on October 4, 2022 (the "Prior Registration Statement"), registering (a) securities with a maximum aggregate offering price of $300,000,000 and (b) 60,000,000 Common Shares (or 3,000,000 reflecting the one-for-20 share combination effective on April 7, 2025) offered for resale by a selling shareholder. Pursuant to Rule 415(a)(5) under the Securities Act, the Prior Registration Statement has expired. At the time of the expiration of the Prior Registration Statement, there remained unsold $262,600,000 of securities and 3,000,000 Common Shares (collectively, the "Unsold Securities") registered under the Prior Registration Statement, for which the Registrant paid an aggregate registration fee of $47,258.46 (calculated at the filing fee rate which was in effect at the time of the filing of the Prior Registration Statement). Pursuant to Rule 457(p), the Registrant is offsetting $47,258.46 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the Unsold Securities under the Prior Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Newegg Commerce, Inc.
Form or Filing Type	F-3
File Number	333-265985
Filing Date	Jul. 01, 2022
Fee Paid with Fee Offset Source	$ 22,915.44